Consolidated Quarterly Holdings Report
for
Fidelity® SAI Inflation-Focused Fund
October 31, 2024
        Offered exclusively to certain clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC, an affiliate of Fidelity Management & Research Company LLC.
IFF-NPRT1-1224
1.9892166.105
U.S. Treasury Obligations - 4.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 1/16/2025 (d) (Cost $198,091,134)	0	200,000,000	198,118,156

Money Market Funds - 90.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $3,604,216,238)	4.87	3,603,495,539	3,604,216,238

TOTAL INVESTMENT IN SECURITIES - 95.0% (Cost $3,802,307,372)	3,802,334,394
NET OTHER ASSETS (LIABILITIES) - 5.0% (e)	199,015,164
NET ASSETS - 100.0%	4,001,349,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
Chicago Board of Trade Corn Contracts (United States)	946	Mar 2025	20,149,800	(320,961)	(320,961)
Chicago Board of Trade Corn Contracts (United States)	3,242	Jul 2025	71,283,475	(4,250,519)	(4,250,519)
Chicago Board of Trade Hard Red Winter Wheat Contracts (United States)	458	Dec 2024	13,035,825	105,314	105,314
Chicago Board of Trade Hard Red Winter Wheat Contracts (United States)	446	Mar 2025	13,000,900	(879,022)	(879,022)
Chicago Board of Trade Soybean Meal Contracts (United States)	2,255	Jan 2025	67,943,150	(4,352,281)	(4,352,281)
Chicago Board of Trade Soybean Oil Contracts (United States)	3,010	Jan 2025	81,396,420	5,217,877	5,217,877
Chicago Board of Trade Soybean Oil Contracts (United States)	925	Jul 2025	25,219,200	751,330	751,330
Chicago Board of Trade Soybeans Contracts (United States)	707	Jan 2025	35,155,575	(1,744,283)	(1,744,283)
Chicago Board of Trade Soybeans Contracts (United States)	825	Jul 2025	42,848,438	41,369	41,369
Chicago Board of Trade Wheat Contracts (United States)	724	Dec 2024	20,652,100	787,817	787,817
Chicago Board of Trade Wheat Contracts (United States)	717	Mar 2025	21,160,463	(1,029,014)	(1,029,014)
Chicago Mercantile Exchange Lean Hogs Contracts (United States)	323	Feb 2025	11,007,840	246,879	246,879
Chicago Mercantile Exchange Lean Hogs Contracts (United States)	463	Apr 2025	16,316,120	2,470,460	2,470,460
Chicago Mercantile Exchange Lean Hogs Contracts (United States)	184	Jul 2025	7,179,376	(666)	(666)
Chicago Mercantile Exchange Live Cattle Contracts (United States)	782	Feb 2025	58,423,220	(758,313)	(758,313)
Chicago Mercantile Exchange Live Cattle Contracts (United States)	766	Apr 2025	57,404,040	641,726	641,726
Chicago Mercantile Exchange Live Cattle Contracts (United States)	48	Jun 2025	3,475,680	159,652	159,652
Commodities Exchange Center Copper Contracts (United States)	857	Mar 2025	94,002,188	(377,109)	(377,109)
Commodities Exchange Center Copper Contracts (United States)	434	May 2025	48,119,750	(1,292,297)	(1,292,297)
Commodities Exchange Center Gold Bullion Contracts (United States)	1,634	Dec 2024	450,526,480	51,018,929	51,018,929
Commodities Exchange Center Silver Bullion (1 Oz Bar) Contracts (United States)	895	Dec 2024	147,003,750	21,717,311	21,717,311
Ice Futures Europe Brent Crude Oil Contracts (United Kingdom)	9,512	Jan 2025	697,895,440	806,198	806,198
Ice Futures Europe Gas Oil Contracts (United Kingdom)	3,477	Jan 2025	235,653,675	6,684,895	6,684,895
Ice Futures U.S. Coffee Contracts (United States)	1,113	Mar 2025	102,465,563	(853,276)	(853,276)
Ice Futures U.S. Coffee Contracts (United States)	230	Jul 2025	20,871,224	(856)	(856)
Ice Futures U.S. Cotton Contracts (United States)	348	Mar 2025	12,498,420	(122,437)	(122,437)
Ice Futures U.S. Cotton Contracts (United States)	276	Jul 2025	10,315,500	16,614	16,614
Ice Futures U.S. Sugar Contracts (United States)	3,541	Feb 2025	90,185,021	5,041,050	5,041,050
Ice Futures U.S. Sugar Contracts (United States)	660	Apr 2025	15,560,160	2,135,737	2,135,737
London Metal Exchange Aluminum Contracts (United Kingdom)	2,482	Jan 2025	162,170,157	1,690,327	1,690,327
London Metal Exchange Aluminum Contracts (United Kingdom)	563	May 2025	37,138,858	(74,581)	(74,581)
London Metal Exchange Aluminum Contracts (United Kingdom)	2,542	Nov 2024	165,304,989	12,038,545	12,038,545
London Metal Exchange Aluminum Contracts (United Kingdom)	640	Mar 2024	42,010,240	3,307,901	3,307,901
London Metal Exchange Lead Contracts (United Kingdom)	209	Mar 2025	10,663,546	(162,068)	(162,068)
London Metal Exchange Lead Contracts (United Kingdom)	458	Nov 2024	22,787,103	(1,375,073)	(1,375,073)
London Metal Exchange Lead Contracts (United Kingdom)	169	Jan 2025	8,515,741	(844,035)	(844,035)
London Metal Exchange Lead Contracts (United Kingdom)	127	Jul 2025	6,618,669	(509)	(509)
London Metal Exchange Lead Contracts (United Kingdom)	253	May 2025	13,057,140	(319,298)	(319,298)
London Metal Exchange Nickel Contracts (United Kingdom)	775	Jan 2025	72,867,639	(8,516,436)	(8,516,436)
London Metal Exchange Nickel Contracts (United Kingdom)	203	May 2025	19,483,834	(2,496,231)	(2,496,231)
London Metal Exchange Nickel Contracts (United Kingdom)	748	Nov 2024	69,598,288	(5,895,830)	(5,895,830)
London Metal Exchange Nickel Contracts (United Kingdom)	233	Mar 2025	22,143,733	(665,510)	(665,510)
London Metal Exchange Zinc Contracts (United Kingdom)	495	Mar 2025	37,496,250	4,383,569	4,383,569
London Metal Exchange Zinc Contracts (United Kingdom)	1,187	Nov 2024	90,040,775	8,050,240	8,050,240
London Metal Exchange Zinc Contracts (United Kingdom)	1,759	Jan 2025	133,262,280	(1,080,896)	(1,080,896)
London Metal Exchange Zinc Contracts (United Kingdom)	618	May 2025	46,747,992	86,006	86,006
New York Mercantile Exchange Heating Oil Contracts (United States)	585	Dec 2024	55,793,556	(750,218)	(750,218)
New York Mercantile Exchange Heating Oil Contracts (United States)	293	Feb 2025	27,469,453	39,507	39,507
New York Mercantile Exchange Heating Oil Contracts (United States)	971	Apr 2025	91,892,989	3,668,693	3,668,693
New York Mercantile Exchange Natural Gas Contracts (United States)	4,696	Dec 2024	139,377,280	(18,722,235)	(18,722,235)
New York Mercantile Exchange Reformulated 87 Octane Gasoline Blendstock For Oxygenated Blending Contracts (United States)	2,513	Dec 2024	209,372,919	2,621,157	2,621,157
New York Mercantile Exchange Reformulated 87 Octane Gasoline Blendstock For Oxygenated Blending Contracts (United States)	158	Jun 2025	14,085,376	(477)	(477)
New York Mercantile Exchange Wti Crude Contracts (United States)	9,916	Dec 2024	694,318,320	(15,388,561)	(15,388,561)

TOTAL PURCHASED					61,456,111

Sold

Commodity Contracts
London Metal Exchange Aluminum Contracts (United Kingdom)	1,380	Jan 2025	90,167,130	(4,020,662)	(4,020,662)
London Metal Exchange Nickel Contracts (United Kingdom)	377	Jan 2025	35,446,581	1,924,023	1,924,023
London Metal Exchange Zinc Contracts (United Kingdom)	763	Jan 2025	57,805,071	(1,004,791)	(1,004,791)
London Metal Exchange Zinc Contracts (United Kingdom)	308	May 2025	23,298,352	(3,160)	(3,160)
London Metal Exchange Lead Contracts (United Kingdom)	125	May 2025	6,451,156	(1,283)	(1,283)
London Metal Exchange Aluminum Contracts (United Kingdom)	2,542	Nov 2024	165,304,989	(2,383,522)	(2,383,522)
London Metal Exchange Lead Contracts (United Kingdom)	458	Nov 2024	22,787,103	742,695	742,695
London Metal Exchange Nickel Contracts (United Kingdom)	748	Nov 2024	69,598,288	7,235,562	7,235,562
London Metal Exchange Zinc Contracts (United Kingdom)	1,187	Nov 2024	90,040,775	(6,228,476)	(6,228,476)
London Metal Exchange Lead Contracts (United Kingdom)	169	Jan 2025	8,515,741	99,719	99,719
London Metal Exchange Aluminum Contracts (United Kingdom)	640	Mar 2025	42,010,240	(61,834)	(61,834)
London Metal Exchange Nickel Contracts (United Kingdom)	233	Mar 2025	22,143,733	2,883,373	2,883,373
London Metal Exchange Zinc Contracts (United Kingdom)	495	Mar 2025	37,496,250	293,296	293,296
London Metal Exchange Lead Contracts (United Kingdom)	209	Mar 2025	10,663,545	364,650	364,650

TOTAL SOLD					(160,410)

TOTAL FUTURES CONTRACTS					61,295,701
The notional amount of futures purchased as a percentage of Net Assets is 11700.0%
The notional amount of futures sold as a percentage of Net Assets is 17.0%

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,118,156.
(e)	Includes $141,063,028 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	3,754,296,007	1,723,434,416	1,873,514,185	49,325,888	-	-	3,604,216,238	7.2%
Total	3,754,296,007	1,723,434,416	1,873,514,185	49,325,888	-	-	3,604,216,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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